Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Sep. 06, 2012
Document and Entity Information
Entity Registrant Name	VOLITIONRX LTD
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0000093314
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,879,187
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 386,249	$ 347,892	$ 47,481
Accounts receivable.	11,707	0	0
Prepaid expenses.	287,001	320,833	0
Other current assets.	34,683	30,749	17,670
Total Current Assets	719,640	699,474	65,151
Property and equipment, net	78,188	22,969	1,208
Intangible assets, net	1,438,965	1,522,811	1,151,522
Total Assets	2,236,793	2,245,254	1,217,881
Current liabilities
Accounts payable and accrued liabilities.	171,990	255,519	228,000
Notes payable.	0	0	59,943
Related party payables.	250,641	278,845	260,867
Note payable related party	0	0	900,000
Total Current Liabilities	422,631	534,364	1,448,810
Grant repayable	604,487	621,935	0
Total Liabilities	1,027,118	1,156,299	1,448,810
STOCKHOLDERS' EQUITY
June 30, 2012-Common Stock Authorized: 200,000,000 shares, at $0.001 par value Issued and outstanding: 9,333,753 shares, December 31, 2011 Common stock Authorized: 200,000,000 shares, at $0.001 par value Issued and outstanding: 8,645,652 shares,December 31, 2010 Common stock Authorized: 200,000,000 shares, at $0.001 par value 4,144,967 shares Issued and outstanding	9,334	8,646	4,145
Additional paid-in capital	6,202,748	4,578,254	668,338
Share subscriptions received	268,000	0	30,000
Other Comprehensive Income	(34,621)	4,638	(39,292)
Deficit accumulated during the development stage	(5,235,786)	(3,502,583)	(894,120)
Total Stockholders' Equity	1,209,675	1,088,955	(230,929)
Total Liabilities and Stockholders' Equity	$ 2,236,793	$ 2,245,254	$ 1,217,881

Consolidated Balance Sheet Parentheticals (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	9,333,753	8,645,652	4,144,967
Common Stock, shares outstanding	9,333,753	8,645,652	4,144,967

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Revenue	$ 11,707	$ 0	$ 0	$ 27,379	$ 0	$ 0	$ 0	$ 27,379
Expenses
General and administrative	149,055	45,089	35,557	187,060	88,239	275,060	310,617	454,242
Professional fees	67,423	18,000	596,539	131,216	36,000	203,849	800,388	895,582
Salaries and office administrative fees	167,263	161,547	89,830	371,835	233,359	620,684	710,514	1,149,637
Research and development	559,432	415,517	172,194	1,070,478	617,723	1,508,870	1,681,064	2,763,704
Total Operating Expenses	943,173	640,153	894,120	1,760,589	975,321	2,608,463	3,502,583	5,263,165
Net Loss	$ (931,466)	$ (640,153)	$ (894,120)	$ (1,733,210)	$ (975,321)	$ (2,608,463)	$ (3,502,583)	$ (5,235,786)
Net Loss per Share - Basic and Diluted	$ (0.1)	$ (0.13)	$ (0.3)	$ (0.2)	$ (0.22)	$ (0.45)
Weighted Average Shares Outstanding - Basic and Diluted	9,031,291	4,742,169	3,019,881	8,838,472	4,445,218	5,768,132

Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-in Capital	Share Subscriptions Received	Other Comprehensive Income/Loss	Deficit Accumulated During the Development Stage	Total
Balance, at Aug. 05, 2010	0	0	0	0	0	0	0
Issuance of founders' shares	1	0	0	0	0	0	0
Issuance of shares for cash	474,647	475	236,848	30,000	0	0	267,323
Issuance of shares for services	3,670,319	3,670	431,490	0	0	0	435,160
Foreign currency translation	$ 0	$ 0	$ 0	$ 0	$ (39,292)	$ 0	$ (39,292)
Net loss for the period	0	0	0	0	0	(894,120)	(894,120)
Balance, at Dec. 31, 2010	4,144,967	4,145	668,338	30,000	(39,292)	(894,120)	(230,929)
Foreign currency translation	0	0	0	0	43,930	0	35,915
Common stock issued for cash	1,859,073	1,859	1,550,256	(30,000)	0	0	1,522,115
Common stock issued for services	434,726	435	362,047	0	0	0	362,484
Common stock issued in advance of services	350,000	350	349,650	0	0	0	350,000
Recapitalization pursuant to reverse merger	1,212,000	1,212	(2,162)	0	0	0	(950)
Stock issued to settle debt	644,886	645	1,169,298	0	0	0	1,169,943
Relative fair value of warrants attached to common stock sold for cash	0	0	73,791	0	0	0	73,791
Employee stock options granted for services	0	0	16,507	0	0	0	16,507
Warrants granted for services	0	0	390,529	0	0	0	390,529
Net loss for the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,608,463)	$ (2,608,463)
Balance, at Dec. 31, 2011	8,645,652	8,646	4,578,254	0	4,638	(3,502,583)	1,088,955

Condensed Consolidated Statements of Cash Flows (USD $)	5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (894,120)	$ (1,733,210)	$ (975,321)	$ (2,608,463)	$ (3,502,583)	$ (5,235,786)
Adjustments to net loss relating to non-cash operating items:
Depreciation and amortization	21,102	69,815	47,562	118,617	139,719	207,581
Stock based compensation	0	341,471	146,190	0	0	748,508
Warrants and options granted for services	0	0	0	407,036	407,036	0
Common stock and warrants issued to settle liabilities for services	435,160	264,332	318,744	362,482	797,642	1,061,975
Amortization of stock issued in advance of services	0	35,000	0	29,167	29,167	64,167
Changes in operating assets and liabilities:
Accounts receivable	0	(11,707)	0	0	0	(11,707)
Prepaid expenses	0	(1,701)	0	0	0	(1,701)
Other current assets	15,813	(4,790)	(49,160)	(14,687)	1,126	(6,786)
Accounts payable and accrued liabilities	196,487	(79,056)	(137,954)	(3,305)	193,182	117,176
Related party payables	47,154	(23,908)	16,185	23,088	70,242	46,334
Net Cash Used In Operating Activities	(178,404)	(1,143,754)	(633,754)	(1,686,065)	(1,864,469)	(3,010,239)
Investing Activities
Purchases of property and equipment	0	(71,121)	(4,263)	(34,865)	(34,865)	(105,986)
Net Cash Used in Investing Activities	0	(71,121)	(4,263)	(34,865)	(34,865)	(105,986)
Financing Activities
Proceeds from issuance of common shares	267,323	1,287,376	341,907	1,595,906	1,863,229	3,150,605
Grants received	0	0	676,346	676,346	676,346	676,346
Proceeds from note payable	59,942	0	0	0	59,942	59,942
Repayment of note payable - related party	(100,000)	0	(158,594)	(255,807)	(355,807)	(355,807)
Cash acquired through reverse merger	0	0	0	100	100	100
Net Cash Provided By Financing Activities	227,265	1,287,376	859,659	2,016,545	2,243,810	3,531,186
Effect of foreign exchange on cash	(1,380)	(34,144)	3,269	4,796	3,416	(28,712)
Increase (Decrease) in Cash	47,481	38,357	224,911	300,411	347,892	386,249
Cash - Beginning of Period	0	347,892	47,481	47,481	0	0
Cash - End of Period	47,481	386,249	272,393	347,892	347,892	386,249
Supplemental Disclosures of Cash Flow Information
Interest paid	0	0	0	0	0	0
Income tax paid	0	0	0	0	0	0
Non Cash Financing Activities::
Acquisition of subsidiary for Debt	1,000,000	0	0	0	1,000,000	1,000,000
Shares issuable for acquisition of intangible assets	$ 0	$ 0	$ 0	$ 1,169,943	$ 1,169,943	$ 1,169,943

Condensed Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Financial Statements
Condensed Financial Statements

Note 1 - Condensed Financial Statements

The accompanying financial statements have been prepared by VolitionRX Limited (the “Company”) without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at June 30, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2011 audited financial statements.  The results of operations for the periods ended June 30, 2012 and 2011 are not necessarily indicative of the operating results for the full years.

1.

Nature of Operations and Continuance of Business

The Company was incorporated under the laws of the State of Delaware on September 24, 1998. On September 22, 2011, the Company filed a Certificate for Renewal and Revival of Charter with Secretary of State of Delaware. Pursuant to Section 312(1) of the Delaware General Corporation Law, the Company was revived under the new name of “VolitionRX Limited”. The name change to VolitionRX Limited was approved by FINRA on October 7, 2011 and became effective on October 11, 2011.

On October 6, 2011, the Company entered into a share exchange agreement with Singapore Volition Pte Ltd., a Singapore corporation, and the shareholders of Singapore Volition. Pursuant to the terms of the share exchange agreement, the former shareholders of Singapore Volition Pte Ltd. held 85% of the issued and outstanding common shares of the Company. The issuance was deemed to be a reverse acquisition for accounting purposes. Singapore Volition Pte Ltd., the acquired entity, is regarded as the predecessor entity as of October 6, 2011. The number of shares outstanding and per share amounts has been restated to recognize the recapitalization. All comparative financial data in these financial statements is that of Singapore Volition Pte Ltd.

The Company’s principal business objective through its subsidiaries is to develop and bring to market their cancer detection blood tests. The Company is a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (”ASC”) 915, “Development Stage Entities.” The Company has one wholly-owned subsidiary, Singapore Volition Pte Ltd., which it acquired through a share exchange entered into on October 6, 2011. Singapore Volition Pte Ltd. has two wholly owned subsidiaries, Belgian Volition SA, which it acquired as of September 22, 2010 (see Note 4 below), and Hypergenomics Pte Ltd., which it formed as of March 7, 2011. Following the acquisition of Singapore Volition Pte Ltd. the Company’s fiscal year end has been changed from August 31 to December 31. The financial statements are prepared on a consolidated basis.

Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Going Concern
Going Concern

      Note 2 - Going Concern

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has incurred losses since inception of $5,235,786 and currently has very limited revenues, which creates substantial doubt about its ability to continue as a going concern.

The future of the Company as an operating business will depend on its ability to obtain sufficient capital contributions and/or financing as may be required to sustain its operations. Management's plan to address this need includes, (a) continued exercise of tight cost controls to conserve cash, (b) receiving additional grant funds, and (c) obtaining additional financing through debt or equity financing.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

2.   Going Concern

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company incurred a net loss of $2,608,463 during the year ended December 31, 2011, has incurred losses since inception of $3,502,583 and currently has no revenues, which creates substantial doubt about its ability to continue as a going concern.

The future of the Company as an operating business will depend on its ability to obtain sufficient capital contributions and/or financing as may be required to sustain its operations. Management's plan to address this need includes, (a) continued exercise of tight cost controls to conserve cash, (b) receiving additional grant funds, and (c) obtaining additional financing through debt or equity financing.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies
Summary of Significant Accounting Policies

      Note 3 - Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company also regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Reclassification of Financial Statement Accounts

Certain amounts in the June 30, 2011 financial statements have been reclassified to conform to the presentation in the June 30, 2012 financial statements.

Principles of Consolidation

The accompanying consolidated financial statements for the period ended June 30, 2012 include the accounts of the Company and its wholly-owned subsidiaries, Singapore Volition Pte Ltd., Belgian Volition SA, and Hypergenomics Pte. Ltd.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.  As at June 30, 2012 and December 31, 2011, the Company had $386,249 and $347,892, respectively in cash equivalents.

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. As of June 30, 2012, 737,890 warrants and options were excluded from the Diluted EPS calculation as their effect is anti dilutive.

Foreign Currency Translation

The Company’s functional currency is the Euro and its reporting currency is the United States dollar. Management has adopted ASC 830-20, “Foreign Currency Matters – Foreign Currency Transactions”. All assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. For revenues and expenses, the weighted average exchange rate for the period is used.  Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in other comprehensive income (loss).

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our consolidated financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s consolidated financial statements.

3.

Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year end is December 31.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Principles of Consolidation

The accompanying consolidated financial statements for the year ended December 31, 2011 include the accounts of the Company and its wholly-owned subsidiaries, Singapore Volition Pte Ltd., Belgian Volition SA, and Hypergenomics Pte Ltd.  All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassification of Financial Statement Accounts

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation in the December 31, 2011 financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.  As at December 31, 2011, the Company had no cash equivalents.

Concentrations of Risk

The Company’s bank accounts are deposited in insured institutions. The funds are insured up to $250,000 USD. At December 31, 2011, the Company’s bank deposits did not exceed the insured amount.

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. As of December 31, 2011, 512,500 warrants and options were excluded from the Diluted EPS calculation as their effect is anti dilutive.

Foreign Currency Translation

The Company’s functional currency is the Euro and its reporting currency is the United States dollar. Management has adopted ASC 830-20, “Foreign Currency Matters – Foreign Currency Transactions”. All assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. For revenues and expenses, the weighted average exchange rate for the period is used.  Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in other comprehensive income (loss).

Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, accounts payable, accrued liabilities, notes payable, and amounts due to related parties.  Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740 “Accounting for Income Taxes” as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in this financial statement because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statement. As at December 31, 2011, the Company had $4,638 of comprehensive income relating to foreign currency translation.

Property and Equipment

Property and equipment is stated at cost and is amortized on a straight-line basis, at the following rates:

Computer Hardware	3 years
Laboratory Equipment	5 years
Office Furniture and Equipment	5 years
Intangible Assets	13 years and 20 years

Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation and ASC 505-50, Equity-Based Payments to Non-Employees. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Recent Accounting Pronouncements

In September 2011, the FASB issued ASU 2011-08 to amend and simplify tests for goodwill impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. The amendments in ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Adoption of this new guidance is not expected to have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04 to amend the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurement to (1) clarify the application of existing fair value measurement requirements and (2) change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The primary purpose of the amendments is to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The amendments in ASU 2011-04 are to be applied prospectively for interim and annual periods beginning after December 15, 2011. Adoption of this new guidance is not expected to have a material impact on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Acquisitions and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Acquisitions and Subsidiaries
Acquisitions and Subsidiaries

         Note 4 - Acquisitions and Subsidiaries

On September 22, 2010, the Company’s wholly owned subsidiary Singapore Volition Pte Ltd (“Singapore”) entered into a purchase agreement to acquire 100% of the outstanding shares of ValiBio SA from ValiRx Plc in exchange for $400,000 and issuance of common shares of the Company with a fair value of $600,000, issuable when Singapore became a publicly-listed company.  The agreement closed on October 6, 2010.  Subsequent to the completion of the purchase, Singapore changed the name of ValiBio SA to Belgian Volition SA. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

The Company allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$

Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

On March 7, 2011, Singapore formed Hypergenomics Pte Ltd. as a wholly-owned subsidiary which is a private company domiciled in Singapore. The purpose of the formation was to hold and develop a segment of the acquired patents.

On June 19, 2011, the Company amended its purchase agreement with Valirx Plc to include the purchase of additional patents in exchange for an additional $510,000 payable in shares of the common stock of Singapore Volition or a publicly-listed successor company. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

On September 22, 2011, the Company filed a Certificate for Renewal and Revival of Charter with Secretary of State Delaware. Pursuant to Section 312(1) of the Delaware General Corporation Law, the Company was revived under the new name of “VolitionRX Limited”. The name change to VolitionRX Limited was approved by FINRA on October 7, 2011 and became effective on October 11, 2011.

On October 6, 2011, the Company entered into a share exchange agreement with Singapore Volition Pte Ltd., a Singapore corporation, and the shareholders of Singapore Volition. Pursuant to the terms of the share exchange agreement, the Company has acquired all the issued and outstanding shares of Singapore Volition’s common stock in exchange for 6,908,652 shares of the Company’s common stock. As a prior condition of this agreement, the Company arranged the cancellation of 1,073,000 common shares. Consequently the Company had 1,212,000 common shares issued and outstanding as of October 6, 2011 immediately prior to the closing of the share exchange agreement, and 8,120,652 shares issued and outstanding upon closing of the share exchange agreement.

As of the closing date, the former shareholders of Singapore Volition Pte Ltd. held 85% of the issued and outstanding common shares of the Company. The issuance of the 6,908,652 common shares to the former shareholders of Singapore Volition Pte Ltd. was deemed to be a reverse acquisition for accounting purposes. Singapore Volition Pte Ltd., the acquired entity, is regarded as the predecessor entity as of October 6, 2011. The number of shares outstanding and per share amounts have been restated to recognize the recapitalization. All comparative financial data in these financial statements is that of Singapore Volition Pte Ltd.

4.

Acquisitions and Subsidiaries

On September 22, 2010, the Company’s wholly owned subsidiary Singapore Volition Pte Ltd. (“Singapore”) entered into a purchase agreement to acquire 100 percent of the outstanding shares of ValiBio SA from ValiRx Plc in exchange for $400,000 and issuance of common shares of the Company with a fair value of $600,000, issuable when Singapore became a publicly-listed company. The agreement closed on October 11, 2010. Subsequent to the completion of the purchase, Singapore changed the name of ValiBio SA to Belgian Volition SA. The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

Singapore allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$
Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

On March 7, 2011, Singapore formed Hypergenomics Pte Ltd. as a wholly-owned subsidiary which is a private company domiciled in Singapore. The purpose of the formation was to hold and develop a segment of the acquired patents.

On June 19, 2011, Singapore amended its purchase agreement with ValiRx Plc to include the purchase of additional patents in exchange for an additional $510,000 payable in shares of the common stock of Singapore Volition or a publicly-listed successor company.  The purchase price was recorded as a related party note payable until it was converted into shares of common stock in December 2011.

On September 22, 2011, the Company filed a Certificate for Renewal and Revival of Charter with Secretary of State of Delaware. Pursuant to Section 312(1) of the Delaware General Corporation Law, the Company was revived under the new name of “VolitionRX Limited”. The name change to VolitionRX Limited was approved by FINRA on October 7, 2011 and became effective on October 11, 2011.

On October 6, 2011, the Company entered into a share exchange agreement with Singapore Volition Pte Ltd., a Singapore corporation, and the shareholders of Singapore Volition. Pursuant to the terms of the share exchange agreement, the Company has acquired all the issued and outstanding shares of Singapore Volition’s common stock in exchange for 6,908,652 shares of the Company’s common stock. As a prior condition of this agreement, the Company arranged the cancellation of 1,073,000 common shares. Consequently the Company had 1,212,000 common shares issued and outstanding as of October 6, 2011 immediately prior to the closing of the share exchange agreement, and 8,120,652 shares issued and outstanding upon closing of the share exchange agreement.

As of the closing date, the former shareholders of Singapore Volition Pte Ltd. held 85% of the issued and outstanding common shares of the Company. The issuance of the 6,908,652 common shares to the former shareholders of Singapore Volition Pte Ltd. was deemed to be a reverse acquisition for accounting purposes. Singapore Volition Pte Ltd., the acquired entity, is regarded as the predecessor entity as of October 6, 2011. The number of shares outstanding and per share amounts have been restated to recognize the recapitalization. All comparative financial data in these financial statements is that of Singapore Volition Pte Ltd.

Property and Equipment	6 Months Ended
Jun. 30, 2012
Property and Equipment
Property and Equipment

5.

Property and Equipment

The Company’s property and equipment consist of the following amounts as of December 31, 2011 and 2010:

			December 31,
			2010
		Accumulated	Net Carrying
	Cost	Depreciation	Value
	$	$	$
Computer hardware	7,929	7,929	--
Laboratory equipment	3,921	2,713	1,208

	43,510	20,541	1,208

			December 31,
			2011
		Accumulated	Net Carrying
	Cost	Depreciation	Value
	$	$	$
Computer hardware	30,824	15,382	15,442
Laboratory equipment	10,046	4,631	5,415
Office furniture and equipment	2,640	528	2,112

	43,510	20,541	22,969

During the years ended December 31, 2011 and 2010, the Company recognized $11,155 and $878 in depreciation expense respectively.

Intangible Assets	6 Months Ended
Jun. 30, 2012
Intangible Assets
Intangible Assets

6.

Intangible Assets

The Company’s intangible assets consist of intellectual property, principally patents, acquired in the acquisition of ValiBio SA (see Note 4).  The patents are being amortized over their remaining lives, which are 12 years and 19 years.

			December 31,
			2011
		Accumulated	Net Carrying
	Cost	Amortization	Value
	$	$	$

Patents	1,642,195	119,384	1,522,811

	1,642,195	119,384	1,522,811

During the year ended December 31, 2011, the Company recognized $107,642 in amortization expense (2010 - $20,224).

The Company periodically reviews its long lived assets to ensure that their carrying value does not exceed their fair market value. On September 11, 2011, the Company hired an independent specialist to value the patents based on a discounted cash flows model.  The result of this report confirmed that the fair value of the patents exceeded their carrying value as of December 31, 2011.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

Note 5 - Related Party Transactions

Related Party Payables

a)

As at June 30, 2012, the Company owed $250,641 (2011 - $278,845) to directors and officers of the Company and to other related parties.  The amounts represent expenses paid on behalf of the Company, accrued officer salary, or amounts borrowed to help fund operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)

 The Company contracts with a related party to rent office space, be provided office support staff, and have consultancy services provided on behalf of the Company.  See Note 8 for obligation under the contract.

7.

Related Party Transactions

a)

As at December 31, 2011, the Company owed $278,845 (2010 - $260,867) to directors, and officers of the Company and to other related parties.  The amounts represent expenses paid on behalf of the Company, accrued officer salary, or amounts borrowed to help fund operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)

The Company contracts with a related party to rent office space, be provided office support staff, and have consultancy services provided on behalf of the Company.  See Note 11 for obligation under the contract.

Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common Stock
Common Stock

Note 6 - Common Stock

During the six month period ended June 30, 2012, the Company issued 582,510 shares of common stock for a total of $1,019,375. Attached to these share issuances were 291,261 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The unit price was $1.75 for one share together with a warrant to purchase one share for every two shares subscribed for. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $300,710 of the total $1,019,375 in proceeds to the value of the warrants.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants.  Each warrant is immediately exercisable for a period of three years at a price of $1.75 per share. The warrants were valued at $79,555, using the Black-Scholes Option Pricing model using the following assumptions:  Three-year term, $3.45 stock price, $1.75 exercise price, 149% volatility, 0.36% risk free rate.

 During the six month period ended June 30, 2012, the Company also issued 105,591 shares of common stock and 52,798 warrants to consultants, employees and directors for services valued at $184,777, on the same terms as the cash subscriptions above. Attached to these share issuances were 52,798 warrants. Each warrant is immediately exercisable for a period of four years at a price of $2.60 per share. The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Four-year term, $3.31 stock price, $2.60 exercise price, 132% volatility, 0.82% risk free rate.  The Company has allocated $54,509 of the total $184,777 value of services to the value of the warrants.

During the six month period ended June 30, 2012, and subsequent to the above stock issuances, the Company also received cash subscriptions totaling $268,000 for 153,144 shares of common stock at a price of $1.75 per share. These shares were issued on August 1, 2012, and details of further subscriptions subsequent to June 30, 2012, are set out in Note 9.

During the year ended December 31, 2011, the Company issued 1,859,073 shares of common stock, at prices ranging from $0.50 to $1.20 per share, for net cash proceeds of $1,595,906.  Attached to various share issuances totaling 370,000 shares were 300,000 warrants.  Each warrant is immediately exercisable for a period of five years at $0.50 per share.  The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Five-year term, $0.50-$1.00 stock price, $0.50 exercise price, 190% volatility, 1.45% - 2.00% risk free rate.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.

During the year ended December 31, 2011, the Company issued 434,726 shares of common stock to consultants, employees and directors for services. The stock was valued at $362,484, at prices ranging from $0.50 to $1.00 per share.  Values were based on the most recent cash issuance prices relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

During the year ended December 31, 2011, the Company issued 350,000 shares of common stock to a related party in advance for services to be performed over a five year period to raise the profile of the Company through the development of relationships with medical organizations, cancer charities, government and other policy makers.  The shares were valued at $1.00 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

The value of the shares was recorded as a prepaid expense that the Company will expense monthly as services are provided.  Because the shares are fully vested and non-forfeitable, the shares were valued based on the current market price on the grant date and will be amortized over the life of the agreement.  During the six month period ended June 30, 2012 and the year ended December 31, 2011, $35,000 and $29,167 has been recorded to professional fees leaving a balance of $303,333 as of March 31, 2012.

On December 6, 2011, the Company issued 525,000 shares under the terms of its purchase agreement with ValiRx Plc as modified, to settle debts of $1,110,000 related to the acquisition of Belgian Volition SA and certain patents (see Note 4).  The Company issued an additional 119,886 shares of common stock to settle outstanding notes payable of $59,943.  The shares were valued at $0.50 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505 and thus no gain or loss was recorded on the settlement of debt.

8.

Common Stock

During the year ended December 31, 2011, the Company issued 1,859,073 shares of common stock, at prices ranging from $0.50 to $1.20 per share, for net cash proceeds of $1,595,906.  Attached to various share issuances totaling 370,000 shares were 300,000 warrants.  Each warrant is immediately exercisable for a period of five years at $0.50 per share.  The warrants were valued using the Black-Scholes Option Pricing model using the following assumptions:  Five-year term, $0.50-$1.00 stock price, $0.50 exercise price, 190% volatility, 1.45% - 2.00% risk free rate.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.

During the year ended December 31, 2011, the Company issued 434,726 shares of common stock to consultants, employees and directors for services. The stock was valued at $362,484, at prices ranging from $0.50 to $1.00 per share.  Values were based on the most recent cash issuance prices relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

During the year ended December 31, 2011, the Company issued 350,000 shares of common stock to a related party in advance for services to be performed over a five year period to raise the profile of the Company through the development of relationships with medical organizations, cancer charities, government and other policy makers.  The shares were valued at $1.00 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505.

The value of the shares was recorded as a prepaid expense that the Company will expense monthly as services are provided.  Because the shares are fully vested and non-forfeitable, the shares were valued based on the current market price on the grant date and will be amortized over the life of the agreement.  During the years ended December 31, 2011 and 2010, $29,167 and $0 has been recorded to professional fees leaving a balance of $320,833 and $-0- as of each year end, respectively.

On December 6, 2011, the Company issued 525,000 shares under the terms of its purchase agreement with ValiRx Plc as modified, to settle debts of $1,110,000 related to the acquisition of Belgian Volition SA and certain patents (see Note 4).  The Company issued an additional 119,886 shares of common stock to settle outstanding notes payable of $59,943.  The shares were valued at $0.50 per share based on the most recent cash issuance price relative to the grant date as this was determined to be the most readily determinable value in accordance with ASC 718 and ASC 505 and thus no gain or loss was recorded on the settlement of debt.

Warrants And Options	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants And Options
Warrants And Options

Note 7 – Warrants and Options

During the six month period ended June 30, 2012, the Company issued 291,261 warrants attached to the issuance of 582,510 shares for cash totalling $1,019,375. The Company has allocated $300,710 of the total $1,019,375 in proceeds to the value of the warrants.  The warrants are exercisable immediately for four years at an exercise price of $2.60.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants. The Company has valued the warrants at $79,555. Each warrant is exercisable immediately for three years at an exercise price of $1.75.

During the six month period ended June 30, 2012 the Company also issued 52,798 warrants attached to the issuance of 105,591 shares for services valued at $184,777. The Company has allocated $54,509 of the total $184,777 value of services to the value of the warrants. The warrants are exercisable immediately for four years at an exercise price of $2.60.

During the year ended December 31, 2011, the Company issued 300,000 warrants attached to the issuance of 370,000 shares.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.  The warrants are exercisable immediately for five years at an exercise price of $0.50, and do not contain any anti-dilution provisions.

The Company also issued 450,000 warrants valued at $390,530 for services rendered to the Company.  The warrants are exercisable immediately for five years at exercise prices of $0.50 and $1.05.

The Company has calculated the estimated fair market value of the warrants granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $0.50-$1.00; expected term of five years, exercise price of $0.50-$1.05, a risk free interest rate of 1.45%-2.24%, a dividend yield of 0% and volatility of 190%.

Below is a table summarizing the warrants issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
05/11/12	344,059	2.60	4	05/10/16	894,553
05/11/12	26,685	1.75	3	05/10/15	46,699
06/30/12	1,120,744	1.30	-	-	$1,453,752

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company is authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock. Options over 720,000 shares were granted on November 25, 2011. The options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $3 for options vesting in the first year, $4 for options vesting in the second year, and $5 for options vesting in the third year.

The Company has calculated the estimated fair market value of the options granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $1.20; expected term of 3 years, exercise prices of $3.00-$5.00, a risk free interest rate of 0.41%-0.93%, a dividend yield of 0% and volatility of 174%.

Below is a table summarizing the options issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3	5/25/15-11/25/17	2,880,000
06/30/12	720,000	4.00	-	-	$2,880,000

9.

Warrants and Options

During the year ended December 31, 2011, the Company issued 300,000 warrants attached to the issuance of 370,000 shares.  The Company has allocated $73,791 of the total $150,000 in proceeds to the value of the warrants.  The warrants are exercisable immediately for five years at an exercise price of $0.50, and do not contain any anti-dilution provisions.

The Company also issued 450,000 warrants valued at $390,530 for services rendered to the Company.  The warrants are exercisable immediately for five years at exercise prices of $0.50 and $1.05.

The Company has calculated the estimated fair market value of the warrants granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $0.50-$1.00; expected term of five years, exercise price of $0.50-$1.05, a risk free interest rate of 1.45%-2.24%, a dividend yield of 0% and volatility of 190%.

Below is a table summarizing the warrants issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
12/31/11	750,000	0.68	-	-	512,500

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company is authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock. Options over 720,000 shares were granted on November 25, 2011. The options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $3 for options vesting in the first year, $4 for options vesting in the second year, and $5 for options vesting in the third year.

The Company has calculated the estimated fair market value of the options granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions: stock price at valuation, $1.20; expected term of 3.5 to 6 years, exercise prices of $3.00-$5.00, a risk free interest rate of 0.41%-0.93%, a dividend yield of 0% and volatility of 174%.

Below is a table summarizing the options issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3.5-6	5/25/15-11/25/17	2,880,000
12/31/11	720,000	4.00	-	-	2,880,000

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

10.

Income Taxes

The Company has estimated net operating losses for the year of $2,201,421 available to offset taxable income in future years.

The Company is subject to Singapore income taxes at a rate of 17 percent, Belgium income taxes at a rate of 34 percent, and US taxes at a rate of 34 percent, for a weighted average of 25 and 19 percent, respectively. The reconciliation of the provision for income taxes at the weighted average rate compared to the Company’s income tax expense as reported is as follows:

	2011 $	2010 $

Net loss	(2,608,458)	(894,120)
Stock based compensation	407,037	-
	(2,201,421)	(984,120)

Tax rate	25%	19%

Income tax recovery at statutory rate	(586,884)	(165,613)

Valuation allowance change	586,884	165,613

Provision for income taxes	–	–

The significant components of deferred income taxes and assets as at December 31, 2011 are as follows:

	2011 $	2010 $

Net operating losses carried forward	759,421	172,537

Valuation allowance	(759,421)	(172,537)

Net deferred income tax asset	–	–

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies {1}
Commitments and Contingencies

       Note 8 – Commitments and Contingencies

a) Walloon Region Grant

On March 16, 2010, the Company entered into an agreement with the Walloon Region government in Belgium wherein the Walloon Region would fund up to a maximum of $1,317,990 (€1,048,020) to help fund the research endeavors of the Company.  The Walloon Region agreed to provide working capital of $527,196 (€419,280), which was received by the Company during January 2011. Additional funds have been provided for approved expenditures. The Company will be obligated to pay a minimum of $395,397 (€314,406) if the project is deemed to be a failure under the terms of the agreement.  If the project is deemed a success, the Company will pay both the minimum of $395,397 (€314,406) and a 6 percent royalty on all relevant sales. The maximum amount payable due to the Walloon Region is twice the amount of funding received.

b) Administrative Support Agreement

On August 6, 2010, the Company entered into an agreement with a related party to rent office space, contract for office support staff, and have consultancy services provided on behalf of the Company.  The agreement requires the Company to pay $5,700 per month for office space and staff services as well as approximately $17,300 per month in fees for two senior executives.  The Company is also required to pay for all reasonable expenses incurred.  The contract is in force for 12 months with automatic extensions of 12 months with a 3 month notice required for termination of the contract.

c) Leases

On January 26, 2012, the Company entered into a new lease agreement in respect of its laboratory space at Namur in Belgium for $1,258 (€1,000) per month commencing April 1, 2012, for a period of one year.  On February 29, 2012, the Company entered into a lease agreement for additional laboratory and office space at Namur for approximately $4,820 (€3,833) per month commencing April 1, 2012, for a period of two years and eight months. Under this agreement the Company is also obliged to pay $1,886 (€1,500) per month as a provisional amount against expenses. On March 23, 2012, the Company entered into a lease agreement in respect of an apartment at Namur in Belgium for $780 (€620) per month commencing April 1, 2012, for a period of one year.

d) Bonn University Agreement

On July 11, 2012, the Company entered into an agreement with Bonn University, Germany, relating to a program of samples testing. The agreement is for a period of two years commencing June 1, 2012, and the total payments to be made by the Company in accordance with the agreement are $490,464 (€390,000).

e) Legal Proceedings

There are no legal proceedings which the Company believes will have a material adverse effect on its financial position.

11.

Commitments and Contingencies

a) Walloon Region Grant

On March 16, 2010, the Company entered into an agreement with the Walloon Region government in Belgium wherein the Walloon Region would fund up to a maximum of $1,356,369 USD (€1,048,020 EUR) to help fund the research endeavors of the Company.  The Walloon Region agreed to provide working capital of $542,506 USD (€419,280 EUR), which was received by the Company during January 2011. Additional funds have been provided for approved expenditures. The Company will be obligated to pay a minimum of $406,810 (€314,406) if the project is deemed to be a failure under the terms of the agreement.  If the project is deemed a success, the Company will pay both the minimum of $406,810 USD (€314,406 EUR) and a 6 percent royalty on all relevant sales. The maximum amount payable due to the Walloon Region is twice the amount of funding received.

b) Administrative Support Agreement

On August 6, 2010, the Company entered into an agreement with a related party to rent office space, contract for office support staff, and have consultancy services provided on behalf of the Company.  The agreement requires the Company to pay $5,700 per month for office space and staff services as well as approximately $17,300 per month in fees for two senior executives.  The Company is also required to pay for all reasonable expenses incurred.  The contract is in force for 12 months with automatic extensions of 12 months with a 3 month notice required for termination of the contract.

c) Leases

On January 31, 2011, the Company entered into a lease agreement to rent laboratory and office space at Namur in Belgium for a period of one year for approximately $1,007 USD (€778 EUR) per month. On February 1, 2012, this agreement was extended for an additional three months on the same terms. On January 26, 2012, the Company entered into a new lease agreement in respect of the foregoing laboratory space for $1,294 USD (€1,000 EUR) per month commencing April1, 2012, for a period of one year. On February 29, 2012, the Company entered into a lease agreement for additional laboratory and office space at Namur for approximately $4,960 USD (€3,833 EUR) per month commencing April 1, 2012, for a period of two years. Under this agreement the Company is also obliged to pay $1,941 USD (€1,500 EUR) per month as a provisional amount against expenses.

d) Legal Proceedings

There are no legal proceedings which the Company believes will have a material adverse effect on its financial position.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

      Note 9 - Subsequent Events

During the six month period ended June 30, 2012, the Company received cash subscriptions of $268,000 for 153,144 shares of common stock at a price of $1.75 per share. Subsequent to June 30, 2012, the Company received cash subscriptions of $664,250 for 379,575 shares at the same price. Additionally certain directors agreed to convert debt of $22,250 due for services on the same terms as the cash subscriptions above, for 12,715 common shares at a price of $1.75 per share. On August 1, 2012, the Company issued 545,434 shares for a total value of $954,500 in respect of the foregoing transactions.

12.

Subsequent Events

Effective May 11, 2012, the Company closed a private placement and issued the shares and warrants set out below. Under the placement the Company received a total $1,019,375 subscriptions before expenses for 582,510 common shares at a price of $1.75 per share.  $479,250 of the foregoing subscriptions in respect of 273,861 common shares were received during the three month period ended March 31, 2012. The remaining $540,125 subscriptions before expenses in respect of 308,649 common shares were received subsequent to March 31, 2012. In addition to the shares, each subscriber is also entitled to one warrant to purchase one common share at a price of $2.60 for every two shares subscribed for. The warrants are to expire on May 10, 2016. The Company has allocated $300,326 of the total $1,019,375 proceeds to the value of the warrants. Remuneration to an agent in respect of the placement amounted to $37,484 in fees and expenses and 26,685 warrants exercisable at a price of $1.75 per share and expiring May 10, 2015. In addition, as part of the same placement, directors, employees and consultants have converted $184,777 debt due for services on the same terms as the cash subscriptions above, for 105,591 common shares at a price of $1.75 per share, and 52,798 warrants exercisable at a price of $2.60 per share and expiring May 10, 2016.

ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year end is December 31.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company also regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Reclassification of Financial Statement Accounts

Reclassification of Financial Statement Accounts

Certain amounts in the June 30, 2011 financial statements have been reclassified to conform to the presentation in the June 30, 2012 financial statements.

Reclassification of Financial Statement Accounts

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation in the December 31, 2011 financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements for the period ended June 30, 2012 include the accounts of the Company and its wholly-owned subsidiaries, Singapore Volition Pte Ltd., Belgian Volition SA, and Hypergenomics Pte. Ltd.  All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements for the year ended December 31, 2011 include the accounts of the Company and its wholly-owned subsidiaries, Singapore Volition Pte Ltd., Belgian Volition SA, and Hypergenomics Pte Ltd.  All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.  As at June 30, 2012 and December 31, 2011, the Company had $386,249 and $347,892, respectively in cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.  As at December 31, 2011, the Company had no cash equivalents.

Concentrations of Risk

Concentrations of Risk

The Company’s bank accounts are deposited in insured institutions. The funds are insured up to $250,000 USD. At December 31, 2011, the Company’s bank deposits did not exceed the insured amount.

Basic and Diluted Net Income (Loss) Per Share Policy

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. As of June 30, 2012, 737,890 warrants and options were excluded from the Diluted EPS calculation as their effect is anti dilutive.

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earnings Per Share, which requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. As of December 31, 2011, 512,500 warrants and options were excluded from the Diluted EPS calculation as their effect is anti dilutive.

Foreign Currency Translation Policy

Foreign Currency Translation

The Company’s functional currency is the Euro and its reporting currency is the United States dollar. Management has adopted ASC 830-20, “Foreign Currency Matters – Foreign Currency Transactions”. All assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. For revenues and expenses, the weighted average exchange rate for the period is used.  Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in other comprehensive income (loss).

Foreign Currency Translation

The Company’s functional currency is the Euro and its reporting currency is the United States dollar. Management has adopted ASC 830-20, “Foreign Currency Matters – Foreign Currency Transactions”. All assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. For revenues and expenses, the weighted average exchange rate for the period is used.  Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in other comprehensive income (loss).

Financial Instruments

Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, amounts receivable, accounts payable, accrued liabilities, notes payable, and amounts due to related parties.  Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Income Taxes

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740 “Accounting for Income Taxes” as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in this financial statement because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Comprehensive Loss

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statement. As at December 31, 2011, the Company had $4,638 of comprehensive income relating to foreign currency translation.

Property and Equipment.

Property and Equipment

Property and equipment is stated at cost and is amortized on a straight-line basis, at the following rates:

Computer Hardware	3 years
Laboratory Equipment	5 years
Office Furniture and Equipment	5 years
Intangible Assets	13 years and 20 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Stock-Based Compensation

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation and ASC 505-50, Equity-Based Payments to Non-Employees. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our consolidated financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

In September 2011, the FASB issued ASU 2011-08 to amend and simplify tests for goodwill impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a two-step goodwill impairment test. The amendments in ASU 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Adoption of this new guidance is not expected to have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04 to amend the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurement to (1) clarify the application of existing fair value measurement requirements and (2) change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The primary purpose of the amendments is to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The amendments in ASU 2011-04 are to be applied prospectively for interim and annual periods beginning after December 15, 2011. Adoption of this new guidance is not expected to have a material impact on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Allocated Purchase Price To The Acquired Assets And Liabilities (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Allocated Purchase Price To The Acquired Assets And Liabilities
Allocated Purchase Price To The Acquired Assets And Liabilities

The Company allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$

Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

Singapore allocated the purchase price to the acquired assets and liabilities.  It was determined that the carrying value of these assets approximated their fair value at acquisition. The remaining purchase price was then allocated to the acquired intellectual property, namely patents.

Fair value of ValiBio SA net assets:	$
Cash and cash equivalents	(68)
Other current assets	34,526
Property and equipment	1,887
Intangible assets/patents	1,218,297
Accounts payable and other liabilities	(254,642)

Net assets on acquisition	1,000,000
Purchase price	(1,000,000)

Excess of fair value of net assets over purchase price	–

Summarizing Warrants Issued And Outstanding (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summarizing Warrants Issued And Outstanding
Summarizing Warrants Issued And Outstanding

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation and ASC 505-50, Equity-Based Payments to Non-Employees. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Below is a table summarizing the warrants issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
12/31/11	750,000	0.68	-	-	512,500

Summarizing Options Issued And Outstanding (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summarizing Options Issued And Outstanding
Summarizing Options Issued And Outstanding

Below is a table summarizing the options issued and outstanding as of June 30, 2012.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3	5/25/15-11/25/17	2,880,000
06/30/12	720,000	4.00	-	-	$2,880,000

Below is a table summarizing the options issued and outstanding as of December 31, 2011.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price	Life (Years)	Date	Exercised
12/31/10	-	$-	-	-	$-
11/25/11	720,000	3.00-5.00	3.5-6	5/25/15-11/25/17	2,880,000
12/31/11	720,000	4.00	-	-	2,880,000

GOING CONCERNS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Incurred Losses Since Inception	$ 5,235,786	$ 3,502,583

Acquisitions and Subsidiaries Purchase Agreement (Details) (USD $)	Oct. 06, 2011	Jun. 19, 2011	Sep. 22, 2010
purchase agreement to acquire outstanding shares Percent			100
purchase agreement to acquire outstanding shares			$ 400,000
Issuance of common shares of the Company with a fair value		$ 510,000	$ 600,000
Acquire outstanding shares in exchange for shares of the Common stock	6,908,652
prior condition of agreement, cancelled common shares	1,073,000
common shares issued and outstanding as of	1,212,000
shares issued and outstanding upon closing of the share exchange agreement	8,120,652
common shares to the former shareholders	6,908,652

Acquisitions and Subsidiaries Fair value of ValiBio SA net Assets (Details) (USD $)	Oct. 06, 2010
Cash and cash equivalent	$ (68)
Fair value of Other current assets.	34,526
Property and equipments	1,887
Intangible assets/patents	1,218,297
Accountspayables and other liabilities	(254,642)
Net assets on acquisition	1,000,000
Purchase price	(1,000,000)
Excess of fair value of net assets over purchase price	$ 0

Property and other Equipment (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Computer Hardware Cost	$ 30,824	$ 7,929
Computer Hardware accumulated depreciation	15,382	7,929
Computer Hardware net value	15,442	0
Laboratory equipment cost	10,046	3,921
Laboratory equipment accumulated depreciation	4,631	2,713
Laboratory equipment net value	5,415	1,208
Office furniture and equipment cost	2,640
Office furniture and equipment accumulated depreciation	528
Office furniture and equipment net value	2,112
Total property Cost	43,510	43,510
Total property accumulated depreciation	20,541	20,541
Total property net value	$ 22,969	$ 1,208

Intangible Assets (Details) (USD $)	Dec. 31, 2011
Intangible Assets Cost	$ 1,642,195
Intangible Assets accumulated amortization	119,384
Intangible Assets net value	1,522,811
Total Intangible Assets Cost	1,642,195
Total Intangible Assets accumulated amortization	119,384
Total Intangible Assets net value	$ 1,522,811

Related Party Payables unsecured, non-interest bearing (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Due to directors and officers and other related parties	$ 250,641	$ 278,845

Common Stock share issuances During the period (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Issued shares of common stock	582,510	1,859,073
Issued shares of common stock for a total	$ 1,019,375	$ 1,595,906
Warrant Issuances	291,261	300,000
Allocated value of the warrants	300,710	73,791
warrant exercisable at a price per share	$ 2.6	$ 1.2
unit price for one share and one half warrant	$ 1.75
Remuneration for foregoing share issuances totaled	52,484
Remuneration for foregoing warrants	26,685
Exercisable for a period of three years at a price per share	$ 1.75
warrants valued at Amount	79,555	434,726
Issued common stock shares to consultants employees and directors	105,591
warrants to consultants employees and directors	52,798
Services of consultants employees valued at Amount	184,777	362,484
Value of Warrants	54,509
Total value of services	184,777	362,484
Totaling	268,000	1,595,906
Shares of common stock	153,144	1,859,073
Shares of common stock price per share	$ 1.75	$ 1.2
Issued shares of common stock to consultants, employees		434,726
Minimum Price per share		$ 0.5
Maximum Price per share		$ 1
Issued shares of common stock to a related party in advance for services		350,000
shares were valued at per share based		$ 1
value of the shares was recorded as Professional fees	$ 35,000	$ 29,167

Common Stock issuance (Details) (USD $)	Dec. 06, 2011
No of shares issued to settle the debt of $1,110,000	525,000
No of shares issued to settle outstanding notes payable of $59,943	119,886
Prce per share	$ 0.5

Black-Scholes Option Pricing model (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Four-year termstock price	$ 3.31
Four-year term exercise price	$ 2.6
Four-year term volatility percent	132
Four-year term percent risk free rate	0.82
Three-year term stock price	$ 3.45
Three-year term exercise price	$ 1.75
Three-year term volatility percent	149
Three-year term percent risk free rate	0.36
Five-year termstock price Minimum		$ 0.5
Five-year termstock price Maximum		$ 1
Five-year term exercise price		$ 0.5
Five-year term volatility percent		190
Five-year term percent risk free rate Minimum		1.45
Five-year term percent risk free rate Maximum		2

Professional fees leaving a balance And Shares purchase agreement (Details) (USD $)	Dec. 31, 2011	Dec. 06, 2011
professional fees leaving a balance	$ 320,833
Issued shares under the terms of its purchase agreement		525,000
settle debts related to the acquisition of Belgian Volition SA		1,110,000
sharesofcommon stock to settle outstanding notes payable		119,886
common stock to settle outstanding notes payable		$ 59,943

Summarizing table of warrants issued and outstanding Issued Date (Details) (USD $)	Jun. 30, 2012	May 11, 2012	Jul. 13, 2011	Jun. 21, 2011	Apr. 01, 2011	Mar. 24, 2011	Mar. 15, 2011	Dec. 31, 2010
Number of Outstanding:	1,120,744	344,059	250,000	100,000	100,000	100,000	200,000	0
Exercise Price :	$ 1.3	$ 2.6	$ 1.05	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0
Contractual Life (Years)	0	4	5	5	5	5	5	0
Value if Exercised.	$ 1,453,752	$ 894,553	$ 262,500	$ 50,000	$ 50,000	$ 50,000	$ 100,000	$ 0
Number of Outstanding,		26,685
Exercise Price,		$ 1.75
Contractual Life (Years),		3
Value if Exercised.		$ 46,699

Stock Options (Details) (USD $)	Jun. 30, 2012	Nov. 25, 2011	Nov. 17, 2011	Dec. 31, 2010
Number of Outstandingoptions	720,000	720,000		0
Exercise Price for stock options:	$ 4			$ 0
Exercise price Range minimum		$ 3
Exercise price Range maximum		$ 5
Contractual Life (Years) for options		3		0
Value of options if Exercised.	$ 2,880,000	$ 2,880,000		$ 0
No of restricted shares authorized to issue for options			900,000
Par value of restricted shares			$ 0.001
Exercise price for options vesting in the first year			$ 3
Exercise price for options vesting in the second year			$ 4
Exercise price for options vesting in the third year			$ 5

Warrants issue (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
No of warrants issued for cash forshares	291,261	300,000
No of shares attributed for warrants issue	582,510	370,000
Value of proceeds allocated for warrants issued forcash	$ 300,710	$ 73,791
Total value of proceeds received for warrants.	1,019,375	150,000
Exercise price for warrants issued for cash	$ 2.6	$ 0.5
No of warrants issued for services	52,798	450,000
No of shares attributed for warrants issued for services	105,591
Value of proceeds allocated for warrants issued for services	54,509	390,530
Total value of proceeds received for warrants issued for services	184,777
Exercise price for warrants issued for services	$ 2.6
Exercise price for warrants issued for services Minimum Range		$ 0.5
Exercise price for warrants issued for services Maximum Range		$ 1
Agent remuneration in cash	52,484
Agent remuneration in Warrants	26,685
Agent remuneration in Warrants value	$ 79,555
Exercise price for warrants issued for agent	$ 1.75
warrants were valued using the Black Scholes model stock price at valuation minimum	$ 0.5
warrants were valued using the Black Scholes model stock price at valuation Maximum	$ 1
Expected term of warrants in years	5
warrants were valued using the Black Scholes model Exercise price at valuation Minimum	$ 0.5
warrants were valued using the Black Scholes model Exercise price at valuation Maximum	$ 1.05
warrants were valued using the Black Scholes model risk free rate minimum	1.45%
warrants were valued using the Black Scholes model risk free rate maximum	2.24%
warrants were valued using the Black Scholes model dividend yield rate	0.00%
warrants were valued using the Black Scholes model volatility rate	19000.00%

Stock Options issue (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Options were valued using the Black Scholes model stock price at valuation	$ 1.2
Expected term of Options in years	3
Options were valued using the Black Scholes model Exercise price at valuation Minimum	$ 3
Options were valued using the Black Scholes model Exercise price at valuation Maximum	$ 5
Options were valued using the Black Scholes model risk free rate minimum	0.41%
Options were valued using the Black Scholes model risk free rate maximum	0.93%
Options were valued using the Black Scholes model dividend yield rate	0.00%
Options were valued using the Black Scholes model volatility rate	174.00%

Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (2,608,458)	$ (894,120)
Stock based compensation	407,037	0
Tax rate	25.00%	19.00%
Income tax recovery at statutory rate	(586,884)	(165,613)
Valuation allowance change	586,884	165,613
Provision for income taxes	$ 0	$ 0

Deferred tax assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net operating losses carried forward	$ 759,421	$ 172,537
Valuation allowance	(759,421)	(172,537)
Net deferred income tax asset	$ 0	$ 0

Lease and funding (Details) (USD $)	Jul. 11, 2012	Mar. 23, 2012	Feb. 29, 2012	Jan. 26, 2012	Aug. 06, 2010	Mar. 16, 2010
Maximum funding for research endeavors from Walloon Region government						$ 1,317,990
Working capital funding from Walloon Region government						527,196
Minimum payment payable						395,397
Rate of royalty payable on sales						6.00%
Monthly rental payable for office space and staff services					5,700
Fees payable for two senior executives					17,300
Monthly rental payable for laboratary space			4,820	1,258
Monthly rental payable for apartment space		780
Monthly payables for expenses			1,886
Payments relating to a program of samples testing	$ 490,464

Subsequent Events Subscriptions Issued (Details) (USD $)	Jun. 30, 2012
Directors agreed to convert debt due for services for the amount of	$ 22,250
Directors agreed to convert debt due for services in exchange for common shares	12,715
Directors agreed to convert debt due for services in exchange for common shares at a price per share of	$ 1.75
Issued shares in respect of the foregoing transactions	545,434
Issued shares in respect of the foregoing transactions total value	954,500
Subsequent issue of common shares	379,575
value of subsequent issue of common shares	$ 664,250